NightShares 500 ETF
Schedule of Investments
August 31, 2022 - (Unaudited)
1
U.S. Government & Agencies — 53.26%
(a)(b)
Principal
Amount Fair Value
U.S. Treasury Bill 0.00%, 12/15/2022 $ 300,000 $ 297,584
U.S. Treasury Bill 0.00%, 1/19/2023 3,400,000 3,360,300
3,657,884
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $3,660,449) 3,657,884
Total Investments — 53.26%
    (Cost $3,660,449) 3,657,884
Other Assets in Excess of Liabilities — 46.74%
(c)
3,210,667
Net Assets — 100.00% $ 6,868,551
(a) The rate shown represents effective yield at time of purchase.
(b) All of these securities are held as collateral for options.
(c) Includes cash held as margin for futures contracts.

NightShares 500 ETF
Consolidated Schedule of Futures Contracts
August 31, 2022 - (Unaudited)
2
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
CME E-Mini Standard & Poor's 500 Index
Future
34
September 2022 $ 6,726,050 $ (1,038)
$ (1,038)

NightShares 2000 ETF
Schedule of Investments
August 31, 2022 - (Unaudited)
3
U.S. Government & Agencies — 13.81%
(a)(b)
Principal
Amount Fair Value
U.S. Treasury Bill 0.00%, 12/15/2022 $ 300,000 $ 297,584
Total U.S. Government & Agencies
    (Cost $298,066) 297,584
Total Investments — 13.81%
    (Cost $298,066) 297,584
Other Assets in Excess of Liabilities — 86.19%
(c)
1,857,044
Net Assets — 100.00% $ 2,154,628
(a) The rate shown represents effective yield at time of purchase.
(b) All of these securities are held as collateral for options.
(c) Includes cash held as margin for futures contracts.

NightShares 2000 ETF
Consolidated Schedule of Futures Contracts
August 31, 2022 (Unaudited)
4
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
CME E-mini Russell 2000 Index Futures 23 September 2022 $ 2,121,290 $ (470)
$ (470)